Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitment and Contingencies
Legal Matters
The Company is periodically involved in litigation and various legal matters that arise in the normal course of business. Such matters are subject to many uncertainties and outcomes that are not predictable. At the current time, the Company does not believe that any of these matters will have a material adverse effect on its financial position or future results of operations and therefore has not recorded any reserves as of December 31, 2016.
Capital Commitments
As of December 31, 2016, the Company had $18.6 million of total contractual obligations scheduled to be paid in 2017 for one of the six undelivered vessels. As of December 31, 2016, we had a cash balance of $101.7 million and a maximum of $51.6 million available to draw upon under signed credit facility agreements. The amount of debt we can draw upon is dependent upon the fair value of our vessels and if the fair market values of our vessels decline, the amount we may drawdown under our secured credit facilities may be reduced.
Time chartered-in vessels
The Company time charters in vessels, which were entered into and operated out of spot market-oriented commercial pools managed by our commercial manager. The Company has agreements to charter-in two drybulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Kamsarmax	2012	82,000	South Korea	$15,500	30-Jul-17
Panamax	2004	77,500	China	$14,000	03-Jan-17
Aggregate TC DWT		159,500

Future minimum obligations under non-cancelable time charter-in agreements as of December 31, 2016 was, $3.3 million.
Debt
See Note 11, Debt, to the consolidated financial statements for a schedule of debt payments at December 31, 2016.
Other
The Company also has certain commitments related to the commercial and technical management of its vessels. As of December 31, 2016, we would be obligated to pay termination fees of $7.4 million to SCM and SSM if we were to cancel our service agreements with them as of December 31, 2016. We are also required to pay SCM for each vessel that we own an amount equal to six months of commissions that SCM would have expected to earn had the contracts not been terminated.  Due to the variable nature of the commissions, they have been excluded from these figures.